Common stock (Restricted stock awards and restricted stock units) (Details)	May 31, 2012 Restricted Stock Units (RSUs)	Jun. 30, 2012 Director Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage on first anniversary date of the grant (percent)	33.33%	50.00%
Vesting percentage on second anniversary date of the grant (percent)	33.33%	50.00%
Vesting percentage on third anniversary date of the grant (percent)	33.33%